Related Party Transactions - Summary Of Due To Related Party Current Liability (Detail) - Related Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Proceeds prepaid by certain management members for investment in a subsidiary	¥ 15,616	¥ 0
Consideration payable for purchase of shares in Giga AI from Plus (US)	14,058	0
Total	¥ 29,674	¥ 0